OTHER FINANCIAL ITEMS (Narrative) (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Other Financial Items [Abstract]
Gain from foreign currency translation	$ (1.3)	$ 0.1